Commitments - Summary of maturity analysis of operating lease payments (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments To Be Paid	¥ 3,530	¥ 5,645	¥ 0
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted Operating Lease Payments To Be Paid	¥ 3,530	¥ 5,645	¥ 0